Long-term Investments (Details) - Schedule of long term Investments ¥ in Thousands	Aug. 31, 2021 CNY (¥)	Aug. 31, 2021 USD ($)	Aug. 31, 2020 CNY (¥)
Long-term Investments (Details) - Schedule of long term Investments [Line Items]
Long-term investments			¥ 1,048,178
Equity Securities without Readily Determinable Fair Value [Member]
Long-term Investments (Details) - Schedule of long term Investments [Line Items]
Long-term investments			349,765
Equity Method Investments [Member]
Long-term Investments (Details) - Schedule of long term Investments [Line Items]
Long-term investments			84,272
Available-For-Sale Investments [Member]
Long-term Investments (Details) - Schedule of long term Investments [Line Items]
Long-term investments			¥ 614,141